Document and Entity Information (CAD)	12 Months Ended
	Dec. 31, 2012	Apr. 16, 2013
Document And Entity Information
Entity Registrant Name	Giant Resources Inc.
Entity Central Index Key	0001327926
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		0
Entity Common Stock, Shares Outstanding		86,472,794
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	7,187	5,826
Goods and services tax receivable	0	1,075
Prepaid expenses	4,971	0
Total current assets	12,158	6,901
Oil and Gas Property Interests	51,485	243,242
Total assets	63,643	250,143
Current Liabilities
Accounts payable	13,883	11,026
Accrued liabilities	9,949	40,000
Accrued interest	4,721	1,489
Notes payable	128,591	70,000
Total current liabilities	157,144	122,515
Shareholders' Equity
Common Stock: no par value; unlimited shares authorized, 86,472,794 and 452,759 shares issued and outstanding at December 31, 2012 and 2011, respectively	4,546,073	4,456,955
Contributed surplus	4,207,355	4,207,355
Deficit accumulated during the exploration stage	(8,846,929)	(8,536,682)
Total stockholders' (deficiency) equity	(93,501)	127,628
Total liabilities and stockholders' equity	63,643	250,143

Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, shares issued	86,472,794	452,759
Common stock, shares outstanding	86,472,794	452,759

Statements of Operations (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating Expense
Professional fees	25,573	31,015	26,470	193,943
Directors' fees	0	0	0	19,500
Stock based compensation	1,000	0	(2,152)	267,327
Consulting fees	33,919	0	0	3,857,604
Modification of warrants - stock-based compensation		622,364	882,464	3,941,028
Listing and filing fees	148	1,853	1,209	47,175
Transfer agent fees	2,287	2,041	75	4,459
Rent	0	0	0	7,546
Office and sundry	2,831	2,827	4,656	89,219
Total Operating Expense	65,758	660,100	912,722	8,427,801
Loss From Operations	(65,758)	(660,100)	(912,722)	(8,427,801)
Other Income (Expense)
Interest expense	(3,269)	(1,819)	0	(4,131)
Foreign exchange gain (loss)	(487)	(17)	37	(15,500)
Income from liability settlement	0	2,446	0	2,446
Miscellaneous income	2,509	0	0	2,509
Surrendered oil and gas property interests	(243,242)	(133,630)	(27,580)	(404,452)
Total Other Income (Expense)	(244,489)	(133,020)	(27,543)	(419,128)
Net Loss for the Year	(310,247)	(793,120)	(940,265)	(8,846,929)
Basic and Diluted Net Loss Per Share	(0.01)	(1.75)	(2.08)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	49,034,999	452,759	451,740

Statements of Stockholders' (Deficiency) Equity (CAD)	Common Stock	Contributed Surplus	Deficit Accumulated During the Exploration Stage	Total
Beginning balance, amount at Apr. 01, 2004	0	0	0	0
Beginning balance, shares at Apr. 01, 2004	0
Common stock issued, shares	415,603
Common stock issued, amount	133,030			133,030
Rounding due to reverse stock split	32
Net loss			(5,880)	(5,880)
Ending balance, amount at Dec. 31, 2004	133,030		(5,880)	127,150
Ending balance, shares at Dec. 31, 2004	415,635
Net loss			(57,123)	(57,123)
Ending balance, amount at Dec. 31, 2005	133,030		(63,003)	70,027
Ending balance, shares at Dec. 31, 2005	415,635
Net loss			(38,649)	(38,649)
Ending balance, amount at Dec. 31, 2006	133,030		(101,652)	31,378
Beginning balance, shares at Dec. 31, 2006	415,635
Exercise of stock options, shares	30,000
Exercise of stock options, amount	4,162,560	(3,811,800)		350,760
Stock-based compensation		3,876,878		3,876,878
Net loss			(3,950,269)	(3,950,269)
Ending balance, amount at Dec. 31, 2007	4,295,590	65,078	(4,051,921)	308,747
Ending balance, shares at Dec. 31, 2007	445,635
Common stock issued, shares	1,124
Common stock issued, amount	101,365			101,365
Stock-based compensation		1,360,248		1,360,248
Net loss			(1,433,874)	(1,433,874)
Ending balance, amount at Dec. 31, 2008	4,396,955	1,425,326	(5,485,795)	336,486
Ending balance, shares at Dec. 31, 2008	446,759
Stock-based compensation		1,310,504		1,310,504
Net loss			(1,348,653)	(1,348,653)
Ending balance, amount at Dec. 31, 2009	4,396,955	2,735,830	(6,834,448)	298,337
Beginning balance, shares at Dec. 31, 2009	446,759
Common stock issued, shares	15,000
Warrants exercised, shares	6,000
Warrants exercised, amount	60,000			60,000
Stock-based compensation		880,312		880,312
Net loss			(940,265)	(940,265)
Ending balance, amount at Dec. 31, 2010	4,456,955	3,616,142	(7,774,713)	298,384
Ending balance, shares at Dec. 31, 2010	467,759
Cancellation of common stock	(15,000)
Stock-based compensation		622,364		622,364
Cumulative adjustment for transition from Canadian GAAP to U.S. GAAP		(31,151)	31,151
Net loss			(793,120)	(793,120)
Ending balance, amount at Dec. 31, 2011	4,456,955	4,207,355	(8,536,682)	127,628
Ending balance, shares at Dec. 31, 2011	452,759
Common stock issued, shares	36,000,000
Common stock issued, amount	35,633			35,633
Rounding due to reverse stock split	35
Exercise of stock options, shares	20,000
Exercise of stock options, amount	2,000			2,000
Issuance of common stock for property option, shares	50,000,000
Issuance of common stock for property option, amount	51,485			51,485
Net loss			(310,247)	(310,247)
Ending balance, amount at Dec. 31, 2012	4,546,073	4,207,355	(8,846,929)	(93,501)
Ending balance, shares at Dec. 31, 2012	86,472,794

Statements of Cash Flows (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash flows from operating activities
Net loss for the period	(310,247)	(793,120)	(940,265)	(8,846,929)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,000	622,364	880,312	8,020,155
Surrendered oil and gas property interests	243,242	133,630	27,580	404,452
Gain on extinguishment of debt	0	(2,446)	0	(2,446)
Changes in operating assets and liabilities:
Decrease (increase) in goods and services tax receivable	1,075	(834)	3,486	0
Decrease (increase) in prepaid expenses	(4,971)	1,155	0	(4,971)
Increase (decrease) in accounts payable	2,857	(6,082)	(9,165)	14,432
Decrease in accrued liabilities	(6,051)	(2,000)	(2,000)	(34,057)
Increase in accrued interest	3,232	1,489	0	4,721
Net cash used in operating activities	(69,863)	(45,844)	(40,052)	(444,643)
Cash flows from investing activities
Proceeds from assignment of oil and gas property interests	0	0	24,000	54,331
Expenditures on oil and gas property interests	0	(22,192)	(46,990)	(388,880)
Net cash used in investing activities	0	(22,192)	(22,990)	(334,549)
Cash flows from financing activities
Issuance of common stock for cash	35,633	0	0	270,028
Issuance of common stock upon exercise of warrants and stock options	1,000	0	60,000	411,760
Proceeds from note payable to stockholder	34,591	70,000	0	104,591
Net cash provided by financing activities	71,224	70,000	60,000	786,379
Increase (decrease) in cash	1,361	1,964	(3,042)	7,187
Cash at beginning of period	5,826	3,862	6,904
Cash at end of period	7,187	5,826	3,862	7,187
Supplemental disclosure of cash flow information:
Interest paid in cash	71	329	0	400
Income taxes paid in cash	0	0	0	0
Supplemental disclosure of non-cash transactions:
Investment in oil and gas property interest included in accounts payable	0	0	349	0
Reclass of deposit payable to note payable	24,000	0	0	24,000
Issuance of common stock for acquisition of property option	51,485	0	0	51,485

1. Description of Business	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
1. Description of Business

Giant Resource Exploration Inc. (the “Company) is an exploration stage company engaged in the acquisition, exploration, and development of oil and gas property interests in North America.

Canada’s Accounting Standards Board ratified a strategic plan that resulted in Canadian GAAP, as used by publicly accountable enterprises, being fully converged with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board effective January 1, 2011.

The Company determined that adopting accounting principles generally accepted in the United States (“U.S. GAAP”) at this time rather than IFRS would be less disruptive and less costly as we have prepared U.S. GAAP reconciliations in the notes to the financial statements, and the Company’s systems are set-up to capture U.S. GAAP information. As permitted by the Securities Exchange Commission, the Company adopted U.S. GAAP for financial reporting purposes effective January 1, 2011. All historical amounts presented have been restated to reflect U.S. GAAP (see Note 3. Summary of Significant Accounting Policies). The Company will continue to monitor developments in IFRS standards, and its intent will be to move to IFRS if and when adopted in the United States.

On September 13, 2011, at the Company’s Annual General Meeting and Special Meeting of Shareholders (“Annual Meeting”), the Company’s shareholders of record as of August 10, 2011, owning a majority of the Company’s issued and outstanding shares of common stock, authorized the Company’s officers to effect a name change of the Company and to execute a reverse stock split of its common stock on the basis of one share for up to one hundred shares to occur within twelve months of the date of the Annual Meeting. On September 22, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Company’s Articles of Incorporation reflecting a name change to Giant Resource Exploration Inc. and the implementation to effect a one-for-one-hundred reverse stock split with all fractional shares being rounded up to the nearest whole share (the “Reverse Split”). The record date for the Reverse Split was set as of October 17, 2011, subject to regulatory approval.

The Reverse Split was declared effective by the Financial Industry Regulatory Authority (“FINRA”) on December 13, 2011. All share and per share amounts have been retrospectively restated to reflect the Reverse Split.

2. Going Concern Uncertainties	12 Months Ended
Dec. 31, 2012
Going Concern Uncertainties
2. Going Concern Uncertainties

The Company is an exploration stage company, has not generated any revenues, has an accumulated deficit of $8,846,929 as of December 31, 2012, and does not have positive cash flows from operating activities. At December 31, 2012, the Company had a working capital deficiency of $144,986. The Company will require additional financing or outside participation to undertake further acquisitions and exploration and subsequent development of future oil and gas property interests and to meet its administrative overhead costs in 2013.

The business of oil and gas exploration involves a high degree of risk and there can be no assurance that current exploration programs will result in profitable operations. The Company has no revenue, and has significant cash requirements to meet its administrative overhead and maintain its oil and gas interests. The recoverability of amounts shown for resource properties is dependent on several factors. These include the discovery of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the development of these properties, and future profitable production or proceeds from disposition of oil and gas interests.

The Company’s financial statements have been prepared on a going concern basis. The application of the going-concern basis is dependent upon the Company’s ability to achieve and maintain future profitable operations and receive continued financial support from its creditors and shareholders or raise additional equity financing. The current financial equity market conditions and the challenging funding environment make it difficult to raise funds by placement of common shares. There is no assurance that the Company will be successful with any financing ventures. Management is actively engaged in the review and due diligence on new projects, is seeking to raise the necessary capital to meet its funding requirements and has undertaken available cost cutting measures. There can be no assurance that management’s plan will be successful. Therefore a significant uncertainty exists in relation to the Company’s ability to continue as a going concern.

The business of oil and gas exploration involves a high degree of risk and there can be no assurance that any exploration programs will result in profitable operations. The Company has no revenue, and has significant cash requirements to meet its administrative overhead and maintaining its oil and gas interests. The recoverability of oil and gas property interests is dependent on several factors. These include the discovery of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the development of these properties, and future profitable production or proceeds from disposition of oil and gas interests.

In view of these conditions, the ability of the Company to continue as a going concern is in substantial doubt and dependent upon achieving a profitable level of operations and on the ability of the Company to obtain necessary financing to fund ongoing operations. These financial statements do not give effect to any adjustments which will be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying financial statements.

3. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The functional and reporting currency of the Company is the Canadian dollar.

Transition from Canadian GAAP to U.S. GAAP

Adoption of U.S. GAAP resulted in a cumulative adjustment to increase retained earnings at January 1, 2011 by $31,151 with a corresponding decrease to contributed surplus for the same amount. Please refer to “Stock-Based Compensation” below and Note 8 - Stock Options.

Estimates

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses for the reporting period. Management’s judgments and estimates in these areas are based on information available from both internal and external sources, including engineers, geologists, consultants and historical experience in similar matters. These estimates and assumptions are affected by management’s application of accounting policies. Significant reporting areas impacted by management’s judgments and estimates are the carrying value of oil and gas property interests, estimates of accrued liabilities, accounting for stock-based compensation and the valuation of equity instruments. On an on-going basis, the Company evaluates its estimates.

Actual results and outcomes may differ materially from the estimates as additional information becomes known. The carrying values of oil and gas properties are particularly susceptible to change in the near term. Changes in the future estimated oil and gas reserves or the estimated future cash flows attributable to the reserves that are utilized for impairment analysis could have a significant impact on the future results of operations.

Reclassifications

Certain reclassifications have been made to prior fiscal year amounts or balances to conform to the presentation adopted in the current fiscal year.

Foreign currency translation

The Company’s functional currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at exchange rates in effect at the balance sheet date. Other non-monetary assets and liabilities are translated at historic rates. Revenues, expenses, and cash flows in foreign currencies are translated into Canadian dollars at the exchange rate in effect on the date of the transaction. Gains and losses arising from translation are reported in foreign exchange in the computation of net loss.

Full Cost Method of Accounting for Oil and Gas Property Interests

The Company has elected to utilize the full cost method of accounting for its petroleum and natural gas interests, whereby all costs of exploration for and development of petroleum and natural gas reserves are capitalized. These costs include leasehold acquisition costs, geological and geophysical expenses, drilling costs of successful as well as unsuccessful wells and overhead charges related directly to exploration and development activities.

If the interests are sold, the proceeds of the interests will be applied against capitalized costs unless such a sale significantly impacts the rate of depletion.

The Company defers expenditures related to the acquisition, exploration and development of its exploration properties. If an exploration property is abandoned, continued exploration is not planned in the foreseeable future, or when other events and circumstances indicate that the carrying amount may not be recovered, the accumulated costs and expenditures are written down. Deferred expenditures relating to exploration projects represent costs to be charged to operations in the future and do not necessarily reflect the present or future values of the particular projects. Development projects include those projects where development alternatives are in progress and/or studies have been completed suggesting that the properties are economically viable. The Company reviews the carrying amount of development projects when events or circumstances suggest that the carrying amount may not be recoverable.

All capitalized costs of oil and gas property interests, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not yet obtained reserve reports because it is still in the exploration stage. Management is assessing geographic and production data to determine the need for reserves studies.  As of December 31, 2012, 2011 and 2010 no amortization of capitalized costs of oil and gas properties was recorded.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. As a result of management’s impairment analysis and absent a reserve study to form a basis for impairment, it determined that no impairment currently exists.

Full Cost Ceiling Test

At the end of each reporting period, the unamortized costs of oil and gas properties are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. The Company has not yet obtained reserve reports to perform a basis for the “ceiling test” limits.

Asset Retirement Obligation (“ARO”)

The Company recognizes an estimate of the liability associated with an ARO in the financial statements at the time the liability can be reasonably estimated. The estimated fair value of the ARO is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment and site restoration on its oil and gas properties. The capitalized amount is depleted on a unit-of-production basis based upon proven oil and gas reserves. The asset retirement liability is increased each reporting period due to the passage of time and is accreted to operating expense over the useful life of the related asset. The ARO can also increase or decrease due to changes in the estimates of timing of cash flows or changes in the original estimated undiscounted cost. Actual costs incurred upon settlement of the ARO are charged against the ARO to the extent of the liability recorded. As of December 31, 2012, the Company does not have an ARO.

Fair Value of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See Note 5. Fair Value Measurements for further discussion on fair value of financial instruments.

Stock-Based Compensation

The amount of stock-based compensation expense for U.S. GAAP purposes differs from the amount for Canadian GAAP purposes, representing the impact resulting from the difference in the fair value of stock-based compensation awards and the amortization of the fair value through earnings. Under U.S. GAAP, stock options granted to certain non-employee directors and officers are treated as if the stock options were granted to employees, for accounting purposes only, whereby the fair value of the options are measured on the grant date and the resulting fair value amortized into earning over the requisite service period. Under Canadian GAAP, the same options are considered granted to non-employees, for accounting purposes, whereby the fair value of the options are re-valued each reporting period.

Adoption of U.S. GAAP resulted in a one time cumulative adjustment to increase retained earnings at January 1, 2011 by $31,151 with a corresponding decrease to contributed surplus for the same amount. Please refer to Note 8. Stock Options for the impact on the financial statements, by fiscal year end, for the change from one generally accepted accounting standard to another generally accepted accounting standard.

The Company measures all stock-based compensation awards using a fair value based method on the date of grant and recognizes the amortization of the fair value in its statements of operations over the requisite service period with the offsetting credit to contributed surplus. If and when the stock options are exercised, the applicable amounts from contributed surplus are transferred to capital stock.. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates.

Net Loss Per Share

The computation of basic net loss per share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net loss per share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method for shares subject to stock options and warrants. See Note 4. Net Loss Per Share for further discussion.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carry-forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company reports a liability for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return.  Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See Note 12. Income Taxes for further discussion.

Segment Reporting

The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operations are managed and evaluated, the availability of separate financial results and materiality considerations.

Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its financial statements.

4. Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
4. Net Loss Per Share

During each of the years ended December 31, 2012, 2011, and 2010, the Company recorded a net loss. Therefore, the issuance of shares of common stock from the exercise of stock options or warrants would be anti-dilutive and therefore basic and diluted net loss per share is the same for those periods.

Excluded from the computation of diluted net loss per share for both of the years ended December 31, 2012 and 2011, because their effect would be anti-dilutive, are warrants to acquire 228,000 shares at December 31, 2012 at a weighted-average exercise price of $80.00 per share and 336,000 shares at December 31, 2011 of common stock at a weighted-average exercise price of $57.50 per share.

For purposes of earnings per share computations, shares of common stock that are issuable at the end of a reporting period are included as outstanding.

All share and per share amounts reflect the 1-for-100 reverse stock split effective October 17, 2011.

Following is the computation of basic and diluted net loss per share for the years ended December 31, 2012, 2011 and 2010:

	Year Ended
	December 31,
	2012	2011	2010

Numerator - net loss	$(310,247)	$(793,120)	$(940,265)

Denominator - weighted average number of common shares outstanding - basic and diluted	49,034,999	452,759	451,740

Basic and diluted net loss per common share	$(0.01)	$(1.75)	$(2.08)

5. Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
5. Fair Value Measurements

Fair value is defined within the accounting rules as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The rules established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented below, this hierarchy consists of three broad levels:

Level 1:	Valuations consist of unadjusted quoted prices in active markets for identical assets and liabilities and has the highest priority;

Level 2:	Valuations rely on quoted prices in markets that are not active or observable inputs over the full term of the asset or liability;

Level 3:	Valuations are based on prices or third party or internal valuation models that require inputs that are significant to the fair value measurement and are less observable and thus have the lowest priority.

Fair Value of Financial Instruments

Cash, Goods and Services Tax Receivable, Accounts Payable, Accrued Liabilities, Accrued Interest, and Notes Payable. The carrying amounts for these instruments approximate fair value due to the short-term nature or maturity of the instruments and their liquidity.

Management is of the opinion that the Company is not exposed to significant foreign currency, interest, or credit risks arising from these financial instruments.

6. Oil and Gas Property Interests	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
6. Oil and Gas Property Interests

Following is the aggregate amount of capitalized costs relating to unproven oil and natural gas acquisition and exploration activities and the aggregate amount of surrendered interests at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Balance, beginning of the year	$243,242	$354,680

Lease and acquisition costs	51,485	22,192
Geological and geophysical costs		–
Total costs for the year	51,485	22,192

Surrendered oil and gas property interests	(243,242)	(133,630)

Balance, end of the year	$51,485	$243,242

Acquisition and Disposition of Interests

On June 14, 2010, the Company entered into a Property Option Agreement (the “Option Agreement”) with a related party by common directors (“Option Holder”), whereas the Company wishes to grant 100% right, title and interest in the Highvale leases in the Central Plains area of Alberta consisting of 18 petroleum and natural gas leases for a total of approximately 3,316 hectares. Upon signing the Option Agreement, the Option Holder paid $5,000 and agreed to pay an additional $175,000 on or before June 15, 2011 to earn full right and authority to the property. On June 15, 2011, the Company and the Option Holder agreed to extend the Option Agreement to on or before December 31, 2012. The Company and the Option Holder also removed 3 of the 18 petroleum and natural gas leases from the Option Agreement. During the year ended December 31, 2010, the Option Holder made payments to the Company of $7,500 on August 03, 2010, $6,500 on October 12, 2010 and $5,000 on November 12, 2010. The obligation of the Option Holder to fulfill the Option Agreement terms is subject to a condition precedent including physical and environmental inspection and review of all leases. Any amounts paid to the Company are fully refundable until the Option Holder waives such conditions. At December 31, 2011, the condition was not waived and therefore the $24,000 that the Option Holder has paid the Company to date is included in accrued liabilities at both December 31, 2011 and 2010. See Note 13. Related Party Transactions.

On August 15, 2012 a property option agreement was terminated by the optionee as conditions precedent were not met. A total of $24,000 were received as deposits towards the option payment. The Company agreed to issue a note payable for $24,000 to refund the deposits paid, as per the terms of the agreement.

During 2011, the Company surrendered leases with the Province of Alberta due to the lack of potential for unconventional tight gas sands. Additionally, at December 31, 2011, the Company identified leases, that it intended to surrender or were set to expire in early 2012, for which it did not intend to file a continuation application with the Province of Alberta. Accordingly, the Company deemed it appropriate to write off the carrying value of these leases at December 31, 2011. During the year ended December 31, 2011, the Company wrote off a total of $133,630 related to these leases that were surrendered and expired. The Company no longer holds any interest in these properties and all amounts paid for the leases are non-refundable.

During the year ended December 31, 2011, the Company made annual lease payments totalling $22,192 to the Province of Alberta. At December 31, 2011, the Company has 27 leases (excluding the leases that expired in early 2012) requiring total annual lease payments of $14,392 in 2012.

During 2012, the Company surrendered leases with the Province of Alberta due to the lack of potential for economically viable production. During the year ended December 31, 2012, the Company wrote off a total of $243,242 related to these leases that were surrendered and expired. The Company no longer holds any interest in these properties and all amounts paid for the leases are non-refundable.

On June 6, 2012 the Company entered into a Property Option Agreement with Black Rock Energy (“Optionor”) to obtain an undivided right, title and interest in a property in exchange for Fifty Million shares of common stock and Royalty payments equal to Five Percent (5%). The value of the common stock was $0.001 (USD) per share as reflected by the proceeds from the sale of 36 million shares in private placement sales (see note 10) that took place at substantially the same time as the Property Option Agreement. The value of the option agreement is $51,485. In addition to the shares of common stock, the Company agrees to additional payments to Optionor and to incur expenditures related to exploration and development. The following is a schedule of the required payments and expenditures:

Due Date	Option Payment	Required Expenditures
June 6, 2013	$25,000	$100,000
June 6, 2014	25,000	250,000
June 6, 2015	50,000	500,000
June 6, 2016	75,000	750,000
June 6, 2017	100,000	750,000
Total	275,000	2,350,000

7. Notes Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
7. Notes Payable

On May 9, 2011, August 26, 2011, and November 9, 2011, the Company entered into note agreements with a prior related party by common directors, whereby the Company issued notes payable in the amounts of $50,000, $10,000, and $10,000, respectively (collectively “Notes Payable”). The Notes Payable bear interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the Notes Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Notes Payable are payable on demand by the Lender. As of December 31, 2012, the lender is no longer a related party. See Note 13. Related Party Transactions.

On August 15, 2012 the Company entered into a note agreement with a related party by common directors whereby the Company issued a note payable (the “Note Payable”) in the amount of $24,000. This note was issued for deposits received in the amount of $24,000 towards an option agreement. The deposits were originally recorded as part of accounts payable. The option agreement was terminated and the Company agreed to issue a note payable in the amount of $24,000 to refund the deposits paid. The Note Payable bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the Note Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Note Payable is payable on demand by the lender. As of December 31, 2012, the lender is no longer a related party.

On December 13, 2012 the Company entered into a note agreement with an, unrelated third party whereby the Company issued a note payable (the “Note Payable”) in  the amounts of $34,591. The Note Payable bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the Note Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Notes Payable are payable on demand by the lender.

During the year ended December 31, 2012 and 2011, the Company recorded interest expense of $3,231 and $1,489 respectively, related to the Notes Payable. At December 31, 2012 and 2011, accrued interest related to the Notes Payable was $4,721 and $1,489, respectively.

8. Stock Options	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
8. Stock Options

On June 23, 2006, the stockholders of the Company approved its 2006 Stock Option Plan (the “2006 Plan”), which has 50,000 shares reserved for issuance thereunder. The 2006 Plan provides shares available for options granted to employees, directors, officers and consultants of the Company. The expiration date for each option shall be set by the Board of Directors at the time of issue of the options and shall not be more than ten years after the grant date. The exercise price of each option shall be determined by the Board of Directors and will not be less than the market price of the Company’s common shares as of the date of the grant of the stock option.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The grant date fair value of stock options is based on the price of a share of the Company’s common stock on the date of grant. In determining the grant date fair value of stock options, the Company uses the Black-Scholes option pricing model which requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the Canadian Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Expected volatilities are based on industry comparables using available data and other factors due to the fact that the Company’s stock has only limited trading history. When applicable, the Company will use historical data to estimate option exercises, forfeitures, and employee terminations within the valuation model. For non-employees, the expected term of the options approximate the full term of the options.

The Company recognizes compensation expense for only the portion of stock options that are expected to vest.

On January 1, 2011, the Company adopted U.S. GAAP for financial reporting purposes. The amount of stock-based compensation expense for U.S. GAAP purposes differs from the amount for Canadian GAAP purposes. Under Canadian GAAP it was determined that options granted to certain individuals should be treated as non-employees. Under U.S. GAAP it was determined that these same option grants should be treated as employees. The primary difference in accounting is that under Canadian GAAP the fair of the options are re-valued each reporting period. Under U.S. GAAP, the fair value of stock-based compensation is measured on the grant date (not re-valued each reporting period).

The following tables set forth the share-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company’s Statements of Operations for the years ended December 31, 2012, 2011, and 2010.

	Canadian GAAP	Adjustments	U.S. GAAP
Stock based compensation - year ended December 31, 2010	$(2,152)	$(32,430)	$(34,582)
Stock based compensation - year ended December 31, 2009	67,380	450	67,830
Stock based compensation - year ended December 31, 2008	167,172	407	167,579
Stock based compensation - year ended December 31, 2007	65,078	422	65,500
Stock based compensation - inception (April 2, 2004) to December 31, 2010	$297,478	$(31,151)	$266,327

Consulting fees - year ended December 31, 2007	$3,811,800	$–	$3,811,800
Consulting fees - inception (April 2, 2004) to December 31, 2010	$3,811,800	$–	$3,811,800

	Year Ended December 31,			Cumulative April 2, 2004 (inception)
	2012	2011	2010	to December 31,
Stock based compensation	$1,000	$–	$(2,152)	$267,327
Consulting fees	33,919	–	–	3,857,604
Modification of warrants - stock-based compensation (Note 9)	–	622,364	882,464	3,941,028
Total	$34,919	$622,364	$880,312	$8,065,959

The following is a summary of the Company’s stock option activity for the years ended December 31, 2012 and 2011:

Weighted
Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value
Outstanding at December 31, 2010 and 2011	$–	$–	$–	$–

Available for grant at December 31, 2011	20,000	$0.05

Granted and exercised November 6, 2012	(20,000)	$0.05	–	$–

Exercisable at December 31, 2012	–	$–	–	$–

Available for grant at December 31, 2012	–

The Common Stock contribution from the exercise of these options totaled $2,000. $1,000 was paid in cash at exercise of the options and $1,000 was recorded as Stock-Based Compensation.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

9. Warrants	12 Months Ended
Dec. 31, 2012
Warrants
9. Warrants

On May 20, 2004, the Company completed a private placement of 114,000 units (the “Units”) of its securities at a price of $1.00 per Unit. Each Unit consisted of:

•	One share of the Company’s common stock, no par value per share;

•	One Class A Warrant exercisable at $10.00 per share until May 20, 2010;

•	One Class B Warrant exercisable at $50.00 per share until May 20, 2011; and

•	One Class C Warrant exercisable at $110.00 per share until May 20, 2012;

Originally, all of the warrants were to have become exercisable on May 20, 2007.

On March 19, 2007, the Company and each respective warrant holder agreed to postpone the vesting of the Company’s Class A, Class B and Class C warrants to May 20, 2008, November 20, 2008 and May 20, 2009, respectively. All other terms of the warrant agreements remain unchanged and accordingly there was no change in the fair value to be recognized.

During 2008, the vesting dates were further extended from May 20, 2008 to November 20, 2008 with respect to the Class A Warrants, from November 20, 2008 to May 20, 2009 with respect to the Class B Warrants, and from May 20, 2009 to November 20, 2009 with respect to the Class C Warrants.

On May 19, 2009, the expiration dates were extended from May 20, 2010 to May 20, 2012 with respect to the Class A Warrants, from May 20, 2011 to May 20, 2013 with respect to the Class B Warrants, and from May 20, 2012 to May 20, 2014 with respect to the Class C Warrants.  Also, the vesting dates were extended from May 20, 2009 to May 20, 2011 with respect to the Class B Warrants, and from November 20, 2009 to November 20, 2011 with respect to the Class C Warrants.  All other terms of the warrant agreements remained unchanged.

The aggregate incremental fair value of the modification of the warrants made in 2008 and 2009 was $2,059,980 and $1,881,048, respectively. The fair value of the modified warrants were estimated as of the date of each modification using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2009 modification	2008 modification
Risk-free interest rate	1.51%	2.00%
Dividend yield	0.00%	0.00%
Volatility	143.83%	125.27%
Expected life	3 years	3.29 years

During the years ended December 31, 2012, 2011, and 2010, the Company recognized stock-based compensation of $0, $622,364, and $882,464 respectively, related to the modification of these warrants. See Note 8. Stock Options. As of December 31, 2011, all warrants were fully vested and exercisable therefore no unrecognized stock-based compensation that will be recognized after December 31, 2011.

The following table summarizes warrant-related activity for the years ended December 31, 2012, and 2011:

							Weighted
							Average
			Outstanding at			Outstanding at	Remaining Contractual
	Exercise	Expiration	December 31,			December 31,	Life (Years) at
Class	Price	Date	2011	Exercised	Expired	2012	December 31, 2012

A	$ 10.00	May 20, 2012	108,000	-	(108,000)	-	0
B	50.00	May 20, 2013	114,000	-	0	114,000	0.4
C	110.00	May 20, 2014	114,000	-	0	114,000	1.4
			336,000	-	(108,000)	228,000	0.9

							Weighted
							Average
			Outstanding at			Outstanding at	Remaining Contractual
	Exercise	Expiration	December 31,			December 31,	Life (Years) at
Class	Price	Date	2010	Exercised	Expired	2011	December 31, 2011

A	$ 10.00	May 20, 2012	108,000	-	-	108,000	0.4
B	50.00	May 20, 2013	114,000	-	-	114,000	1.4
C	110.00	May 20, 2014	114,000	-	-	114,000	2.4
			336,000	-	-	336,000	1.4

The weighted average exercise price of the warrants as of December 31, 2012 is $80.00 per share and $57.50 per share as of December 31, 2011.

The Company has the right, at its sole discretion, to accelerate the maturity date and to lower the exercise price of all of the warrants.

Cash received from warrants exercised during the years ended December 31, 2012, 2011, and 2010 was $0, $0 and $60,000, respectively.

10. Capital Stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
10. Capital Stock

On November 29, 2010, 15,000 shares of common stock were issued in an administrative error. In April 2011, the Company returned the stock certificate to the transfer agent for cancellation and returned the shares to the treasury. The issuance of these shares did not impact the weighted average number of common shares outstanding.

During 2012 the Company issued a total of 86,020,000 shares of common stock. 50,000,000 shares were issued in conjunction with the Property Option Agreement detailed in Note 6. The Company issued 36,000,000 shares in private placements for total proceeds of $35,633. These private placements were comprised of four corporations purchasing 3,000,000 shares each and six individuals who purchased 4,000,000 shares each. 20,000 shares were purchased by two investors exercising stock options of 10,000 each. See Note 8.

11. Share Repurchase Option	12 Months Ended
Dec. 31, 2012
Share Repurchase Option
11. Share Repurchase Option

The Company holds an irrevocable right to repurchase all or a portion of the 300,000 shares of common stock owned by two of its Directors for a price of $1.00 per share. The right can be exercised by the Company at any time and at its sole discretion. The Company is not obligated to repurchase the common shares at any time or for any reason (such as termination of employment, a change of control of the Company or failure to reach performance goals). The repurchase right held by the Company will continue with respect to and for so long as any of the 300,000 shares issued to these directors are held by them (or any of their affiliates or family members), and will survive any such director’s resignation as an officer or director of the Company. The Company may exercise its share repurchase option as to some or all of the common shares held, directly or indirectly, by these directors by delivering a notice of such exercise to such director(s) not less than seven calendar days prior to the closing of such repurchase. The directors agree that they shall not, directly or indirectly, sell, exchange, pledge, hypothecate, transfer, gift, grant an irrevocable proxy with respect to, devise, assign or in any other way dispose of, encumber or grant a security interest in any of the common shares or any interest therein. The directors also agree and acknowledge that said restriction is in addition to all applicable securities laws and regulations. As of August 2012 the shares were gifted to an unrelated third party. The Company no longer has the option to repurchase the stock.

12. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
12. Income Taxes

The reconciliation of income tax provision computed at Canadian statutory rates of 25% (2011 – 26.5%; 2010 - 28%) to the reported income tax provision is as follows:

	2012	2011	2010

Income tax benefit computed at Canadian statutory rates	$82,216	$210,177	$404,600
Stock-based compensation	(530)	(164,926)	(393,200)

	81,686	45,251	11,400
Change in future income taxes resulting from enacted tax rate reduction	(37,530)	(9,483)	(4,300)
Change in valuation allowance	(44,156)	(35,768)	(7,100)

Income tax provision	$–	$–	$–

The components of the future income tax assets are as follows:

	2012	2011

Non-capital losses	$418,850	$351,843
Oil and gas property interests	243,242	133,630
	662,092	485,473

Appropriate tax rate	25%	25%

Income tax asset	165,524	121,368
Valuation allowance	(165,524)	(121,368)

	$–	$–

The valuation allowance reflects the Company’s estimate that the tax assets more likely than not will not be realized.

The Company has accumulated non-capital losses for income tax purposes of $419,850. The losses expire as follows:

2014	$5,147
2015	56,870
2026	35,162
2027	73,391
2028	73,625
2029	38,149
2030	32,373
2031	37,126
2032	67,007

$419,850

13. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
13. Related Party Transactions

During 2011, the Company entered into three notes payable agreements totaling $70,000 with a related party by common directors (see Note. 7 Notes Payable). During the year ended December 31, 2012 and 2011, the Company recorded interest expense of $2,800 and $1,489 respectively, related to the Notes Payable, all of which was included in accrued interest at December 31, 2012. As of December 31, 2012, the lender is no longer a related party.

Included in Notes Payable at December 31, 2012 and in accrued liabilities in 2011, is $24,000 which is owed pursuant to a property option agreement. On June 14, 2010 the Company entered into a Property Option Agreement with an unrelated party. On December 13, 2010, the transaction became related due to the appointment of a common Director to the Company and in August 2012, the accrued liability was converted to a note payable for $24,000 to refund the deposits paid. As of November 7, 2012, the Option holder is no longer a related party due to the resignation of directorship with the Company. Oil and Gas property interests. During 2012, $363 of interest expense was accrued related to this note and is included in the balance of $4,721 of accrued interest.

The Company believes that the transactions referenced above were on terms at least as favorable to the Company as the Company could have obtained from unaffiliated parties.

14. Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
14. Subsequent Events

On January 10, 2013, the Company entered into a $40,000 loan agreement with an unrelated third party. The loan bears interest at the Bank of Canada Prime Rate plus 1%. The borrower may repay the entire loan including the outstanding interest at any time by advising the lender of such intent to repay 15 days prior to the anticipated date of repayment.

3. Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The functional and reporting currency of the Company is the Canadian dollar.

Transition from Canadian GAAP to U.S. GAAP

Transition from Canadian GAAP to U.S. GAAP

Adoption of U.S. GAAP resulted in a cumulative adjustment to increase retained earnings at January 1, 2011 by $31,151 with a corresponding decrease to contributed surplus for the same amount. Please refer to “Stock-Based Compensation” below and Note 8 - Stock Options.

Estimates

Estimates

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses for the reporting period. Management’s judgments and estimates in these areas are based on information available from both internal and external sources, including engineers, geologists, consultants and historical experience in similar matters. These estimates and assumptions are affected by management’s application of accounting policies. Significant reporting areas impacted by management’s judgments and estimates are the carrying value of oil and gas property interests, estimates of accrued liabilities, accounting for stock-based compensation and the valuation of equity instruments. On an on-going basis, the Company evaluates its estimates.

Actual results and outcomes may differ materially from the estimates as additional information becomes known. The carrying values of oil and gas properties are particularly susceptible to change in the near term. Changes in the future estimated oil and gas reserves or the estimated future cash flows attributable to the reserves that are utilized for impairment analysis could have a significant impact on the future results of operations.

Reclassifications	Reclassifications Certain reclassifications have been made to prior fiscal year amounts or balances to conform to the presentation adopted in the current fiscal year.
Foreign Currency Transactions

Foreign currency translation

The Company’s functional currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at exchange rates in effect at the balance sheet date. Other non-monetary assets and liabilities are translated at historic rates. Revenues, expenses, and cash flows in foreign currencies are translated into Canadian dollars at the exchange rate in effect on the date of the transaction. Gains and losses arising from translation are reported in foreign exchange in the computation of net loss.

Full Cost Method of Accounting for Oil and Gas Property Interests

Full Cost Method of Accounting for Oil and Gas Property Interests

The Company has elected to utilize the full cost method of accounting for its petroleum and natural gas interests, whereby all costs of exploration for and development of petroleum and natural gas reserves are capitalized. These costs include leasehold acquisition costs, geological and geophysical expenses, drilling costs of successful as well as unsuccessful wells and overhead charges related directly to exploration and development activities.

If the interests are sold, the proceeds of the interests will be applied against capitalized costs unless such a sale significantly impacts the rate of depletion.

The Company defers expenditures related to the acquisition, exploration and development of its exploration properties. If an exploration property is abandoned, continued exploration is not planned in the foreseeable future, or when other events and circumstances indicate that the carrying amount may not be recovered, the accumulated costs and expenditures are written down. Deferred expenditures relating to exploration projects represent costs to be charged to operations in the future and do not necessarily reflect the present or future values of the particular projects. Development projects include those projects where development alternatives are in progress and/or studies have been completed suggesting that the properties are economically viable. The Company reviews the carrying amount of development projects when events or circumstances suggest that the carrying amount may not be recoverable.

All capitalized costs of oil and gas property interests, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not yet obtained reserve reports because it is still in the exploration stage. Management is assessing geographic and production data to determine the need for reserves studies.  As of December 31, 2012, 2011 and 2010 no amortization of capitalized costs of oil and gas properties was recorded.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. As a result of management’s impairment analysis and absent a reserve study to form a basis for impairment, it determined that no impairment currently exists.

Full Cost Ceiling Test

Full Cost Ceiling Test

At the end of each reporting period, the unamortized costs of oil and gas properties are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. The Company has not yet obtained reserve reports to perform a basis for the “ceiling test” limits.

Asset Retirement Obligation ("ARO")

Asset Retirement Obligation (“ARO”)

The Company recognizes an estimate of the liability associated with an ARO in the financial statements at the time the liability can be reasonably estimated. The estimated fair value of the ARO is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment and site restoration on its oil and gas properties. The capitalized amount is depleted on a unit-of-production basis based upon proven oil and gas reserves. The asset retirement liability is increased each reporting period due to the passage of time and is accreted to operating expense over the useful life of the related asset. The ARO can also increase or decrease due to changes in the estimates of timing of cash flows or changes in the original estimated undiscounted cost. Actual costs incurred upon settlement of the ARO are charged against the ARO to the extent of the liability recorded. As of December 31, 2012, the Company does not have an ARO.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See Note 5. Fair Value Measurements for further discussion on fair value of financial instruments.

Stock-Based Compensation

Stock-Based Compensation

The amount of stock-based compensation expense for U.S. GAAP purposes differs from the amount for Canadian GAAP purposes, representing the impact resulting from the difference in the fair value of stock-based compensation awards and the amortization of the fair value through earnings. Under U.S. GAAP, stock options granted to certain non-employee directors and officers are treated as if the stock options were granted to employees, for accounting purposes only, whereby the fair value of the options are measured on the grant date and the resulting fair value amortized into earning over the requisite service period. Under Canadian GAAP, the same options are considered granted to non-employees, for accounting purposes, whereby the fair value of the options are re-valued each reporting period.

Adoption of U.S. GAAP resulted in a one time cumulative adjustment to increase retained earnings at January 1, 2011 by $31,151 with a corresponding decrease to contributed surplus for the same amount. Please refer to Note 8. Stock Options for the impact on the financial statements, by fiscal year end, for the change from one generally accepted accounting standard to another generally accepted accounting standard.

The Company measures all stock-based compensation awards using a fair value based method on the date of grant and recognizes the amortization of the fair value in its statements of operations over the requisite service period with the offsetting credit to contributed surplus. If and when the stock options are exercised, the applicable amounts from contributed surplus are transferred to capital stock.. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates.

Net Loss Per Share

Net Loss Per Share

The computation of basic net loss per share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net loss per share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method for shares subject to stock options and warrants. See Note 4. Net Loss Per Share for further discussion.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carry-forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company reports a liability for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return.  Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See Note 12. Income Taxes for further discussion.

Segment Reporting

Segment Reporting

The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operations are managed and evaluated, the availability of separate financial results and materiality considerations.

Related Party Transactions

Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its financial statements.

4. Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of basic and diluted net loss per share
	Year Ended
	December 31,
	2012	2011	2010

Numerator - net loss	$(310,247)	$(793,120)	$(940,265)

Denominator - weighted average number of common shares outstanding - basic and diluted	49,034,999	452,759	451,740

Basic and diluted net loss per common share	$(0.01)	$(1.75)	$(2.08)

6. Oil and Gas Property Interests (Tables)	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
Schedule of unproven oil and gas properties
	Year Ended December 31,
	2012	2011
Balance, beginning of the year	$243,242	$354,680

Lease and acquisition costs	51,485	22,192
Geological and geophysical costs		–
Total costs for the year	51,485	22,192

Surrendered oil and gas property interests	(243,242)	(133,630)

Balance, end of the year	$51,485	$243,242

Schedule of the required payments and expenditures
Due Date	Option Payment	Required Expenditures
June 6, 2013	$25,000	$100,000
June 6, 2014	25,000	250,000
June 6, 2015	50,000	500,000
June 6, 2016	75,000	750,000
June 6, 2017	100,000	750,000
Total	275,000	2,350,000

8. Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation expense resulting from stock option grants

	Canadian GAAP	Adjustments	U.S. GAAP
Stock based compensation - year ended December 31, 2010	$(2,152)	$(32,430)	$(34,582)
Stock based compensation - year ended December 31, 2009	67,380	450	67,830
Stock based compensation - year ended December 31, 2008	167,172	407	167,579
Stock based compensation - year ended December 31, 2007	65,078	422	65,500
Stock based compensation - inception (April 2, 2004) to December 31, 2010	$297,478	$(31,151)	$266,327

Consulting fees - year ended December 31, 2007	$3,811,800	$–	$3,811,800
Consulting fees - inception (April 2, 2004) to December 31, 2010	$3,811,800	$–	$3,811,800

	Year Ended December 31,			Cumulative April 2, 2004 (inception)
	2012	2011	2010	to December 31,
Stock based compensation	$1,000	$–	$(2,152)	$267,327
Consulting fees	33,919	–	–	3,857,604
Modification of warrants - stock-based compensation (Note 9)	–	622,364	882,464	3,941,028
Total	$34,919	$622,364	$880,312	$8,065,959

Schedule of stock options activity
Weighted
Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value
Outstanding at December 31, 2010 and 2011	$–	$–	$–	$–

Available for grant at December 31, 2011	20,000	$0.05

Granted and exercised November 6, 2012	(20,000)	$0.05	–	$–

Exercisable at December 31, 2012	–	$–	–	$–

Available for grant at December 31, 2012	–

9. Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule of Valuation Assumptions
	2009 modification	2008 modification
Risk-free interest rate	1.51%	2.00%
Dividend yield	0.00%	0.00%
Volatility	143.83%	125.27%
Expected life	3 years	3.29 years

Summary of warrant-related activity
							Weighted
							Average
			Outstanding at			Outstanding at	Remaining Contractual
	Exercise	Expiration	December 31,			December 31,	Life (Years) at
Class	Price	Date	2011	Exercised	Expired	2012	December 31, 2012

A	$ 10.00	May 20, 2012	108,000	-	(108,000)	-	0
B	50.00	May 20, 2013	114,000	-	0	114,000	0.4
C	110.00	May 20, 2014	114,000	-	0	114,000	1.4
			336,000	-	(108,000)	228,000	0.9

							Weighted
							Average
			Outstanding at			Outstanding at	Remaining Contractual
	Exercise	Expiration	December 31,			December 31,	Life (Years) at
Class	Price	Date	2010	Exercised	Expired	2011	December 31, 2011

A	$ 10.00	May 20, 2012	108,000	-	-	108,000	0.4
B	50.00	May 20, 2013	114,000	-	-	114,000	1.4
C	110.00	May 20, 2014	114,000	-	-	114,000	2.4
			336,000	-	-	336,000	1.4

12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of income tax provision
	2012	2011	2010

Income tax benefit computed at Canadian statutory rates	$82,216	$210,177	$404,600
Stock-based compensation	(530)	(164,926)	(393,200)

	81,686	45,251	11,400
Change in future income taxes resulting from enacted tax rate reduction	(37,530)	(9,483)	(4,300)
Change in valuation allowance	(44,156)	(35,768)	(7,100)

Income tax provision	$–	$–	$–

Components of future income tax assets
	2012	2011

Non-capital losses	$418,850	$351,843
Oil and gas property interests	243,242	133,630
	662,092	485,473

Appropriate tax rate	25%	25%

Income tax asset	165,524	121,368
Valuation allowance	(165,524)	(121,368)

	$–	$–

Summary of accumulated non-capital losses

2014	$5,147
2015	56,870
2026	35,162
2027	73,391
2028	73,625
2029	38,149
2030	32,373
2031	37,126
2032	67,007

$419,850

2. Going Concern Uncertainties (Details Narrative) (CAD)	Dec. 31, 2012
Going Concern Uncertainties
Working capital	(114,986)

4. Computation of basic and diluted net loss per share (Details) (CAD)	9 Months Ended	12 Months Ended								105 Months Ended
	Dec. 31, 2004	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Loss for the Year	(5,880)	(310,247)	(793,120)	(940,265)	(1,348,653)	(1,433,874)	(3,950,269)	(38,649)	(57,123)	(8,846,929)
Denominator - weighted average number of common shares outstanding - basic and diluted		49,034,999	452,759	451,740
Basic and diluted net loss per common share		(0.01)	(1.75)	(2.08)

4. Net Loss Per Share (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012 Warrant	Dec. 31, 2011 Common Stock
Excluded shares from diluted net loss computation	228,000	336,000
Weighted average exercise price	80	57.5

6. Schedule of unproven oil and gas properties (Details) (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Extractive Industries [Abstract]
Balance, beginning of the year	243,242	354,680
Lease and acquisition costs	51,485	22,192
Geological and geophysical costs
Total costs for the year	51,485	22,192
Surrendered oil and gas property interests	(243,242)	(133,630)	(27,580)	(404,452)
Balance, end of the year	51,485	243,242	354,680	51,485

6. Schedule of required payments and expenditures (Details) (CAD)	Dec. 31, 2012
Option Payment
June 6, 2013	25,000
June 6, 2014	25,000
June 6, 2015	50,000
June 6, 2016	75,000
June 6, 2017	100,000
Total	275,000
Required Expenditures
June 6, 2013	100,000
June 6, 2014	250,000
June 6, 2015	500,000
June 6, 2016	750,000
June 6, 2017	750,000
Total	2,350,000

6. Oil and Gas Interests (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Extractive Industries [Abstract]
Annual lease payments	22,192	14,392

7. Notes Payable (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Payable Details Narrative
Interest expense	3,231	1,489

8. Share-based compensation expense (Details) (CAD)	12 Months Ended						81 Months Ended	105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock based compensation - Canadian GAAP			(2,152)	67,380	167,172	65,078	297,478
Stock based compensation - Adjustments			(32,430)	450	407	422	(31,151)
Stock based compensation - U.S. GAAP	1,000		(34,582)	67,830	167,579	65,500	266,327	267,327
Consulting fees	33,919					3,811,800	3,811,800	3,857,604
Modification of warrants - stock-based compensation (Note 9)		622,364	882,464					3,941,028
Total share based compensation	34,919	622,364	880,312					8,065,959

8. Schedule of stock options activity (Details) (Stock Option, CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Outstanding, Beginning
Available for grant		20,000
Granted and exercised November 6, 2012	(20,000)
Options Exercisable at December 31, 2012
Weighted average exercise price, Ending
Weighted average exercise price, Available for grant		0.05
Weighted average exercise price, Granted and exercised November 6, 2012	0.05
Weighted average exercise price, Options Exercisable
Aggregate Intrinsic Value, Options Outstanding
Aggregate Intrinsic Value, Granted and exercised
Aggregate Intrinsic Value, Options Exercisable

9. Schedule of Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2012
2009 modification
Risk-free interest rate	1.51%
Dividend yield	0.00%
Volatility	143.83%
Expected life	3 years
2008 modification
Risk-free interest rate	2.00%
Dividend yield	0.00%
Volatility	125.27%
Expected life	3 years 3 months 14 days

9. Summary of warrant-related activity (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants
Outstanding, Beginning	336,000	336,000
Warrants Exercised
Warrants Expired	(108,000)
Outstanding, Ending	228,000	336,000
Weighted Average Remaining Contractual Life (Years)	9 months	1 year 4 months
Class A
Weighted average exercise price, Ending	10	10
Expiration Date	May 20, 2012	May 20, 2012
Outstanding, Beginning	108,000	108,000
Warrants Exercised
Warrants Expired	(108,000)
Outstanding, Ending		108,000
Weighted Average Remaining Contractual Life (Years)		4 months
Class B
Weighted average exercise price, Ending	50	50
Expiration Date	May 20, 2013	May 20, 2013
Outstanding, Beginning	114,000	114,000
Warrants Exercised
Warrants Expired	0
Outstanding, Ending	114,000	114,000
Weighted Average Remaining Contractual Life (Years)	4 months	1 year 4 months
Class C
Weighted average exercise price, Ending	110	110
Expiration Date	May 20, 2014	May 20, 2014
Outstanding, Beginning	114,000	114,000
Warrants Exercised
Warrants Expired	0	0
Outstanding, Ending	114,000	114,000
Weighted Average Remaining Contractual Life (Years)	1 year 4 months	2 years 4 months

9. Warrants (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants Details Narrative
Proceeds from warrant exercises	0	0	60,000

12. Reconciliation of income tax provision (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax benefit computed at Canadian statutory rates	82,216	210,177	404,600
Stock-based compensation	(530)	(164,926)	(393,200)
Income Tax Expense (Benefit)	81,686	45,251	11,400
Change in future income taxes resulting from enacted tax rate reduction	(37,530)	(9,483)	(4,300)
Change in valuation allowance	(44,156)	(35,768)	(7,100)
Income tax provision	0	0	0

12. Components of future income tax assets (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Non-capital losses	418,850	351,843
Oil and gas property interests	243,242	133,630
Total, gross	662,092	485,473
Appropriate tax rate	25.00%	25.00%
Income tax asset	165,524	121,368
Valuation allowance	(165,524)	(121,368)
Deferred tax asset, net	0	0

12. Summary of accumulated non-capital losses (Details) (CAD)	Dec. 31, 2012
Operating losses amount	419,850
Expiry Year 1
Operating losses expiration year	2014
Operating losses amount	5,147
Expiry Year 2
Operating losses expiration year	2015
Operating losses amount	56,870
Expiry Year 3
Operating losses expiration year	2026
Operating losses amount	35,162
Expiry Year 4
Operating losses expiration year	2027
Operating losses amount	73,391
Expiry Year 5
Operating losses expiration year	2028
Operating losses amount	73,625
Expiry Year 6
Operating losses expiration year	2029
Operating losses amount	38,149
Expiry Year 7
Operating losses expiration year	2030
Operating losses amount	32,373
Expiry Year 8
Operating losses expiration year	2031
Operating losses amount	37,126
Expiry Year 9
Operating losses expiration year	2032
Operating losses amount	67,007